SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated Future Amortization of Patents (Details)	Sep. 30, 2015 USD ($)
Accounting Policies [Abstract]
2015 (remaining)	$ 67,530
2016	270,120
2017	270,120
2018	270,120
2019	270,120
Thereafter	797,353
Total	$ 1,945,363